Events After the Reporting Period - Narrative (Details) - EUR (€) € in Millions					1 Months Ended			12 Months Ended
	Jan. 23, 2023	Jan. 18, 2023	Jan. 17, 2023	Feb. 01, 2022	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2023	Jan. 13, 2023
Entity Information [Line Items]
Contractual limit amount						€ 83,706.0		€ 83,706.0	€ 84,794.0
Repayments of borrowings, classified as financing activities								3,077.0	4,146.0	€ 2,852.0
Exercisable from issuer in 2024 | Gross cost
Entity Information [Line Items]
Borrowings						1,000.0		1,000.0	€ 1,000.0
Amount repurchased								0.0
Telefónica, S.A.
Entity Information [Line Items]
Borrowings						32,167.0		€ 32,167.0
Pontel Participaciones, S.L. Holding company | Telefónica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		70.00%		83.35%
Pontel Participaciones, S.L. Holding company | Pontegadea Inversiones, S.L.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		30.00%		16.65%
Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)			60.00%
Telefonica Europe, B.V.
Entity Information [Line Items]
Amount repurchased						€ 129.0	€ 621.0
Facility Agreement | Telefónica, S.A. | Syndicated Loan Due January 13, 2028
Entity Information [Line Items]
Contractual limit amount												€ 5,500.0
Acquisition Of Share Capital | Pontel Participaciones, S.L. Holding company | Telefónica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		70.00%	83.35%
Acquisition Of Share Capital | Pontel Participaciones, S.L. Holding company | Pontegadea Inversiones, S.L.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		30.00%	16.65%
Acquisition Of Share Capital | Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)			60.00%
Redemption of notes | Telefónica Emisiones, S.A.U. | Notes issued January 22, 2013
Entity Information [Line Items]
Repayments of borrowings, classified as financing activities	€ 1,277.0
Share Capital Transactions | Subordinated Securities, Issued February 2023 | Gross cost
Entity Information [Line Items]
Borrowings					€ 1,000.0
Share Capital Transactions | Telefonica Europe, B.V. | Exercisable from issuer in 2023
Entity Information [Line Items]
Borrowings					1,250.0
Amount repurchased					388.0
Share Capital Transactions | Telefonica Europe, B.V. | Exercisable from issuer in 2024
Entity Information [Line Items]
Borrowings					1,000.0
Amount repurchased					€ 612.0
New Debt Agreement | Telefónica, S.A. | Bilateral Loan Due 2033
Entity Information [Line Items]
Contractual limit amount											€ 150.0
Taurus Bidco S.A.R.L. | Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Percentage of voting equity interests acquired				40.00%
Taurus Bidco S.A.R.L. | Acquisition Of Share Capital | Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Percentage of voting equity interests acquired		40.00%